COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 5 – COMMITMENTS AND CONTINGENCIES

Delinquent Payroll Taxes Payable

The Company has paid its delinquent IRS payroll taxes and late fees in full. At March 31, 2021 and December 31, 2020, the state payroll taxes payable balance was $3,146 and $3,146, respectively. The remaining balance of $3,146 with the state of California will be remitted in 2021.

Operating Lease Obligations

The Company has an operating lease agreement for office space of 8,308 square feet that was amended on May 1, 2016 and again on April 1, 2019, increasing the office space to 10,203 square feet, with the lease ending on October 31, 2021. The rent is subject to an annual escalation of 3%, beginning May 1, 2017.

The Company entered a new lease agreement of office and warehouse combination space of 4,400 square feet on June 1, 2018 and ending May 31, 2021. The Company has extended this lease to coincide with the main office space lease that will be ending on October 31, 2021. This additional space allows for resource growth and engineering efforts for operations before deploying to the field. The rent is subject to an annual escalation of 3%.

The Company now has a total of office and warehouse space of approximately 14,603 square feet.

At March 31, 2021, future minimum lease payments due under operating leases are as follows:

As of March 31, 2021	Amount
Total minimum financial lease payments	$164,961
Less: interest	(6,405)
Total lease liability at March 31, 2021	$158,556

In February 2016, the FASB issued ASU No. 2016-02 Leases (Topic 842) (“ASU 2016-02”), which requires all leases with a term greater than 12 months to be recognized on the balance sheet, while lease expenses would continue to be recognized in the statement of operations in a manner similar to current accounting guidance. We adopted ASU 2016-02 effective January 1, 2019, on a modified retrospective basis, without adjusting comparative periods presented. Effective January 1, 2019, the Company established a right-of-use model (ROU) asset and operating lease liability in the amount of $644,245. The Company extended the lease agreement of office and warehouse combination space to coincide with the main office space and recorded a right-of-use model (ROU) to the asset and operating lease liability in the amount of $21,022. The right of use asset balance at March 31, 2021 was $158,556. These are the Company’s only lease whose term is greater than 12 months. The adoption of ASU 2016-02 did not materially affect our unaudited consolidated statement of operations or our unaudited consolidated statements of cash flows. We made an accounting policy election to keep leases with an initial term of 12 months or less off the balance sheet and to recognize all lease payments for leases with a term greater than 12 months on a straight-line basis over the lease term in our unaudited consolidated statements of operations.

Executive Severance Agreement

On July 10, 2020, the Company announced that Gianni Arcaini would retire from the positions of Chief Executive Officer and Chairman of the Board effective as of September 1, 2020 (the “CEO Transition”). In order to facilitate a transition of his duties, the Company and Mr. Arcaini entered into a separation agreement which became effective as of July 10, 2020 (the “Separation Agreement”). Pursuant to the Separation Agreement, Mr. Arcaini’s employment with the Company ended on September 1, 2020 and he will receive separation payments over a 36-month period equal to his base salary plus $75,000 as well as certain limited health and life insurance benefits. The Separation Agreement also contains confidentiality, non-disparagement and non-solicitation covenants and a release of claims by Mr. Arcaini who continued to serve as Chairman of the Board of Directors of the Company. The Corporate Governance and Nominating Committee did not submit Mr. Arcaini for re-election as a director and on November 19, 2020 at the Annual Shareholders meeting a new non-Executive Chairman was appointed.

In accordance with the Separation Agreement, the Company will pay to Mr. Arcaini the total sum of $747,788. Notwithstanding the foregoing, the status of Mr. Arcaini as a “Specified Employee” as defined in Internal Revenue Code Section 409A has the effect of delaying any payments to Mr. Arcaini under the Separation Agreement for six months after the Separation Date. On March 1, 2021, the Company paid to Mr. Arcaini a lump-sum amount equal to the first six months of payments, or $124,631, owed to Mr. Arcaini and the Company will continue to pay him in semi-monthly installments for 30 months thereafter, as contemplated in Mr. Arcaini’s Separation Agreement. In addition, the Company will pay one-half of Mr. Arcaini’s current life insurance premiums for 36 months of approximately $1,200 per month and provide and pay for his health insurance for 36 months following the Separation Date of approximately $450 per month. Unvested options in the amount of 50,358 became exercisable and vested in their entirety on the Separation Date valued at $95,127. The Company made payment of his attorneys’ fees for legal work associated with the negotiation and drafting of the Separation Agreement of approximately $17,000.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Delinquent Payroll Taxes Payable

The Company has subsequently paid its delinquent IRS payroll taxes and late fees. At December 31, 2020 and December 31, 2019, the payroll taxes payable balance of $3,146 and $115,111 included accrued late fees in the amount of zero and $37,210, respectively.  The remaining balance of $3,146 with the state of California will be remitted in 2021.

Licensing Agreement

In 2018, the Company had entered into a software license and configuration services agreement with a third-party vendor. The support and maintenance fees of approximately $300,000 included support and updates to the vendor’s Gateway software and customer access to their services (including web application, mobile application, and associated APIs) for gateway configuration, gateway monitoring and management, application configuration, application management, and automatic model updates.

Simultaneously, the Company had also entered into a SaaS agreement with the same vendor that was an Amazon AWS-hosted software service supporting the creation and deployment of Artificial Intelligence.  It consisted of a public API, web application, iPhone application, and associated back-end services.

Consistent with the provisions of the agreements, the Company sent formal notice of termination and non-renewal of both agreements to the vendor.  The vendor confirmed the end-of-service date effective December 31, 2019 (the “Termination Date”).  No further obligations from either party are in effect beyond the Termination Date.

Effective December 1, 2019, all Artificial Intelligence development and deployment were seamlessly transitioned to the Company’s truevue360 platform.

Operating Lease Obligations

The Company has an operating lease agreement for office space of approximately 8,308 square feet that was amended on May 1, 2016 and again on April 1, 2019, increasing the office space to approximately 10,203 square feet, with the lease ending on October 31, 2021. The rent is subject to an annual escalation of 3%, beginning May 1, 2017.

The Company entered a new lease agreement of office and warehouse combination space of approximately 4,400 square feet on June 1, 2018 and ending May 31, 2021.  On December 21, 2020, this lease was extended to October 31, 2021.  This additional space allows for resource growth and engineering efforts for operations before deploying to the field.  The rent is subject to an annual escalation of 3%.

The Company now has a total of office and warehouse space of approximately 14,603 square feet.

At December 31, 2020, future minimum lease payments due under Operating Leases are as follows:

As of December 31,	Amount
2021	$213,568
Total minimum operating lease payments	213,568
Less: interest	(10,771)
Total lease liability at December 31, 2020	$202,797

In February 2016, the FASB issued ASU No. 2016-02 Leases (Topic 842) (“ASU 2016-02”), which requires all leases with a term greater than 12 months to be recognized on the balance sheet, while lease expenses would continue to be recognized in the statement of operations in a manner similar to current accounting guidance. We adopted ASU 2016-02 effective January 1, 2019, on a modified retrospective basis, without adjusting comparative periods presented. Effective January 1, 2019, the Company established a right-of-use model (ROU) asset and operating lease liability in the amount of $644,245. The right of use asset balance at December 31, 2020 was $202,797. These are the Company’s only operating leases whose term is greater than 12 months. The adoption of ASU 2016-02 did not materially affect our  consolidated statement of operations or our consolidated statements of cash flows. We made an accounting policy election to keep leases with an initial term of 12 months or less off the balance sheet and to recognize all lease payments for leases with a term greater than 12 months on a straight-line basis over the lease term in our unaudited consolidated statements of operations.

The current monthly lease payment is $25,098.  Rental expense for the office lease during 2020 and 2019 was $279,975 and $262,710, respectively.

Operating Leases

The Company has several non-cancelable operating leases, primarily for equipment, that expire over the next year. Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease. Rental expense for operating leases during 2020 and 2019 was $21,341 and $12,104, respectively.

	Year Ended December 31,
	2020	2019
FP Mailing	$375	$372
Brewsmart Beverage/A. Antique Coffee Services	320	235
New Lane	1,800	500
Canon	10,144	10,997
Apple Financial Services	5,018	—
Ring Power	1,688	—
Ascentium Leasing	1,060	—
NFS Leasing	936	—
Total rent expense	$21,341	$12,104

Executive Severance Agreement

On April 1, 2018, the Company entered into an employment agreement (the “Arcaini Employment Agreement”) with Gianni B. Arcaini, pursuant to which Mr. Arcaini served as Chief Executive Officer and Chairman of the Board of Directors of the Company. Under the Arcaini Employment Agreement, Mr. Arcaini was paid an annual salary of $249,260 and an annual car allowance of $18,000. In addition, as incentive-based compensation, Mr. Arcaini was entitled to 1% of annual gross revenues of the Company and its subsidiaries. The Arcaini Employment Agreement had an initial term through March 31, 2020, subject to renewal for successive one-year terms unless either party gave notice of that party’s election to not renew to the other at least 60 days prior to the expiration of the then-current term. The Arcaini Employment Agreement was approved by the Compensation Committee.

As previously disclosed, on July 10, 2020, the Company announced that Mr. Arcaini would retire from these positions, effective as of September 1, 2020 (the “CEO Transition”). In order to facilitate a transition of his duties, the Company and Mr. Arcaini entered into a separation agreement which became effective as of July 10, 2020 (the “Separation Agreement”). Pursuant to the Separation Agreement, Mr.Arcaini’s employment with the Company ended on September 1, 2020 and he will receive separation payments over a 36-month period equal to his base salary plus $75,000 as well as certain limited health and life insurance benefits. The Separation Agreement also contains confidentiality, non-disparagement and non-solicitation covenants and a release of claims by Mr. Arcaini who continued to serve as Chairman of the Board of Directors of the Company.  The Corporate Governance and Nominating Committee did not submit Mr. Arcaini for re-election as a director and on November 19, 2020 at the Annual Shareholders meeting a new non-Executive Chairman was appointed.

In accordance with the Separation Agreement the Company will pay to Mr. Arcaini the total sum of $747,788. Notwithstanding the foregoing, the status of Mr. Arcaini as a “Specified Employee” as defined in Internal Revenue Code Section 409A has the effect of delaying any payments to Mr. Arcaini under the Separation Agreement for six months after the Separation Date. On March 1, 2021, the Company paid to Mr. Arcaini a lump-sum amount equal to the first six months of payments, or $124,631, owed to Mr. Arcaini and the Company will continue to pay him in bi-weekly installments for 30 months thereafter, as contemplated in the Arcaini Employment Agreement.  In addition, the Company will pay one-half of Mr. Arcaini’s current life insurance premiums for 36 months of approximately $1,200 and provide and pay for his health insurance for 18 months following the Separation Date of approximately $1,700. Unvested options in the amount of 50,358 became exercisable and vested in their entirety on the Separation Date valued at $95,127. The Company made payment of his attorneys’ fees for legal work associated with the negotiation and drafting of the Separation Agreement of approximately $17,000.